Note 11 - Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2021
Statement Line Items [Line Items]
Disclosure of detailed information about property, plant and equipment [text block]
	Buildings, Plant and Equipment	Mineral Properties(2)	Capitalized Stripping Costs	Construction in Progress	Total
Cost
January 1, 2020	$1,740,855	$627,075	$583,498	$274,546	$3,225,974
Additions	7,866	40,195	200,498	150,544	399,103
Disposal	(6,911)	—	—	—	(6,911)
Transfers	299,232	23,058	—	(322,290)	—
Reclassified to assets held- for-sale (note 7)	(625)	(139,436)	—	—	(140,061)
Balance December 31, 2020	$2,040,417	$550,892	$783,996	$102,800	$3,478,105
Additions	14,098	17,819	67,075	115,643	214,635
Disposal(1)	(17,402)	—	—	—	(17,402)
Amount derecognized to loss of control of the Kumtor Mine	[f] (1,036,550)	(186,066)	(792,009)	(99,386)	(2,114,011)
Transfers	61,249	—	—	(61,249)	—
Impairment reversal	125,774	34,226	—	—	160,000
Balance December 31, 2021	$1,187,586	$416,871	$59,062	$57,808	$1,721,327

Accumulated depreciation and other charges
January 1, 2020	$997,901	$166,269	$392,288	$—	$1,556,458
Charge for the year	156,015	24,045	52,853	—	232,913
Disposals	(4,303)	—	—	—	(4,303)
Impairment(3)	—	7,389	—	—	7,389
Reclassified to assets held-for-sale (note 7)	(419)	—	—	—	(419)
Balance December 31, 2020	$1,149,194	$197,703	$445,141	$—	$1,792,038
Charge for the year	114,634	20,250	13,280	—	148,164
Disposals	(6,329)	—	—	—	(6,329)
Amount derecognized to loss of control of the Kumtor Mine	(905,388)	(155,980)	(423,269)	—	(1,484,637)
Balance December 31, 2021	$352,111	$61,973	$35,152	$—	$449,236

Net book value
Balance January 1, 2021	$891,223	$353,189	$338,855	$102,800	$1,686,067
Balance December 31, 2021	$835,475	$354,898	$23,910	$57,808	$1,272,091